TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Tax Liabilities

	As of December 31,
	2019	2018

Income tax	4,612	4,526
Periodic payment plan	17	28
Software Promotion Law - Annual and monthly rates	366	523
VAT payable	2,558	1,208
Wage withholding taxes	1,266	558
Sales taxes payable	1,576	—
Other	2,115	556
TOTAL	12,510	7,399